VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—6.5%
Tennessee Valley Authority 1.500%, 9/15/31	$ 1,450	$ 1,138
U.S. Treasury Bonds
3.250%, 5/15/42	2,546	2,232
2.250%, 2/15/52	4,339	3,017
U.S. Treasury Notes
0.375%, 4/15/24	400	378
2.625%, 5/31/27	5,025	4,737
2.875%, 5/15/32	3,799	3,501
Total U.S. Government Securities (Identified Cost $16,750)		15,003

Foreign Government Securities—2.1%
Australia Government Bond RegS 2.750%, (1)	5,000AUD	2,711
Japan Government Thirty Year Bond 1.400%,	300,000JPY	2,185
Total Foreign Government Securities (Identified Cost $5,002)		4,896

Mortgage-Backed Securities—8.4%
Agency—7.4%
Federal Home Loan Mortgage Multiclass Certificates 2021-P009, A2 1.878%, 1/25/31	921	762
Federal National Mortgage Association ACES
2021-M1S, A2 1.383%, 12/25/30(2)	2,000	1,590
2021-M3G, A2 1.246%, 1/25/31(2)	1,000	784
2021-M2G, A2 1.376%, 3/25/31(2)	1,000	787
2021-M2S, A2 1.807%, 10/25/31(2)	1,000	808
Government National Mortgage Association II
Pool #78446 3.000%, 2/20/48	704	614
Pool #784648 3.000%, 11/20/48	1,586	1,426
Pool #BV0838 2.500%, 8/20/50	4,470	3,785
Pool #MA6985 2.000%, 11/20/50	1,032	835
Pool #MA7366 2.000%, 5/20/51	1,858	1,565
	Par Value	Value

Agency—continued
Pool #CK8204 3.000%, 2/20/52	$ 4,796	$ 4,245
		17,201

Non-Agency—1.0%
Grace Trust 2020-GRCE, A 144A 2.347%, 12/10/40(3)	1,250	958
One Bryant Park Trust 2019-OBP, A 144A 2.516%, 9/15/54(3)	1,500	1,228
		2,186

Total Mortgage-Backed Securities (Identified Cost $23,778)		19,387

Asset-Backed Securities—6.4%
Agency—2.9%
United States Small Business Administration
2017-20E, 1 2.880%, 5/1/37	1,215	1,121
2020-20G, 1 1.030%, 7/1/40	1,938	1,596
2020-25L, 1 1.210%, 12/1/45	1,274	997
2021-25A, 1 1.280%, 1/1/46	2,841	2,254
2021-25B, 1 1.340%, 2/1/46	570	456
2021-25I, 1 1.560%, 9/1/46	237	191
		6,615

Automobiles—1.0%
Ally Auto Receivables Trust 2019-4, A3 1.840%, 6/17/24	45	45
CarMax Auto Owner Trust 2020-2, A3 1.700%, 11/15/24	194	193
GM Financial Automobile Leasing Trust 2021-2, A3 0.340%, 5/20/24	359	354
Tesla Auto Lease Trust 2021-A, A3 144A 0.560%, 3/20/25(3)	750	727
Toyota Auto Receivables Owner Trust 2021-B, A3 0.260%, 11/17/25	1,000	961
		2,280

	Par Value	Value

Collateralized Loan Obligations—1.2%
Flatiron CLO 17 Ltd. 2017-1A, AR (3 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 5.586%, 5/15/30(2)(3)	$ 1,670	$ 1,644
Venture 42 CLO Ltd. 2021-42A, A1A (3 month LIBOR + 1.130%, Cap N/A, Floor 1.130%) 144A 5.209%, 4/15/34(2)(3)	1,220	1,173
		2,817

Consumer Loans—0.6%
OneMain Financial Issuance Trust
2021-1A, A1 144A 1.550%, 6/16/36(3)	500	425
2022-S1, A 144A 4.130%, 5/14/35(3)	1,000	943
		1,368

Credit Card—0.4%
Citibank Credit Card Issuance Trust 2018-A2, A2 (1 month LIBOR + 0.330%) 4.683%, 1/20/25(2)	1,000	1,000
Equipment—0.1%
Dell Equipment Finance Trust 2021-2, A3 144A 0.530%, 12/22/26(3)	330	316
Other—0.2%
Verizon Master Trust 2021-1, A 0.500%, 5/20/27	500	470
Total Asset-Backed Securities (Identified Cost $16,761)		14,866

Corporate Bonds and Notes—15.0%
Aerospace & Defense—0.1%
BAE Systems plc
144A 3.400%, 4/15/30(3)	30	26
144A 1.900%, 2/15/31(3)	200	155
		181

Airlines—0.5%
American Airlines, Inc.
144A 11.750%, 7/15/25(3)	86	92
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Airlines—continued
144A 5.500%, 4/20/26(3)	$ 150	$ 144
Delta Air Lines, Inc.
144A 7.000%, 5/1/25(3)	255	261
144A 4.750%, 10/20/28(3)	113	106
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(3)	432	430
United Airlines, Inc. 144A 4.625%, 4/15/29(3)	201	175
		1,208

Auto Manufacturers—0.4%
Ford Motor Credit Co. LLC 4.687%, 6/9/25	215	205
General Motors Co. 5.150%, 4/1/38	290	250
Mercedes-Benz Finance North America LLC 144A 5.375%, 11/26/25(3)	400	402
		857

Banks—4.2%
Bank of America Corp.
2.456%, 10/22/25	425	402
2.972%, 2/4/33	359	289
Series RR 4.375%(4)	255	216
BNP Paribas S.A. 144A 1.675%, 6/30/27(3)	200	174
Citigroup, Inc. 1.281%, 11/3/25	1,100	1,014
Cooperatieve Rabobank UA 144A 1.106%, 2/24/27(3)	750	655
Credit Suisse Group AG 144A 1.305%, 2/2/27(3)	500	399
Deutsche Bank AG 6.000% (4)	400	339
Goldman Sachs Group, Inc. (The) 0.855%, 2/12/26	330	298
Huntington Capital Trust I (3 month LIBOR + 0.700%) 5.115%, 2/1/27(2)	220	198
JPMorgan Chase & Co.
3.328%, 4/22/52	135	91
Series U (3 month LIBOR + 0.950%) 5.410%, 2/2/37(2)	520	427
Kreditanstalt fuer Wiederaufbau 1.000%, 10/1/26	2,000	1,777
Morgan Stanley
4.210%, 4/20/28	250	238
	Par Value	Value

Banks—continued
Series I 0.864%, 10/21/25	$ 560	$ 514
NatWest Group plc 2.359%, 5/22/24	435	429
PNC Financial Services Group, Inc. (The) Series U 6.000% (4)	240	226
Popular, Inc. 6.125%, 9/14/23	340	337
Sumitomo Mitsui Financial Group, Inc. 0.508%, 1/12/24	428	408
SVB Financial Group Series E 4.700% (4)	210	132
Truist Financial Corp. 1.267%, 3/2/27	400	354
Wells Fargo & Co.
2.879%, 10/30/30	625	531
3.350%, 3/2/33	360	303
		9,751

Biotechnology—0.0%
Amgen, Inc. 3.000%, 2/22/29	82	73
Chemicals—0.1%
Air Products & Chemicals, Inc. 2.800%, 5/15/50	141	98
Braskem Netherlands Finance B.V. 144A 4.500%, 1/10/28(3)	245	219
		317

Commercial Services—0.1%
Massachusetts Institute of Technology 5.600%, 7/1/2111	175	181
Computers—0.0%
Leidos, Inc. 7.125%, 7/1/32	33	33
Cosmetics & Personal Care—0.1%
GSK Consumer Healthcare Capital U.S. LLC 144A 3.375%, 3/24/27(3)	250	233
Diversified Financial Services—0.9%
AerCap Ireland Capital DAC
3.500%, 1/15/25	150	143
3.000%, 10/29/28	467	391
American Express Co.
4.050%, 5/3/29	560	533
8.150%, 3/19/38	105	131
Discover Financial Services
4.100%, 2/9/27	190	179
	Par Value	Value

Diversified Financial Services—continued
6.700%, 11/29/32	$ 325	$ 331
Intercontinental Exchange, Inc. 4.950%, 6/15/52	120	111
Synchrony Financial 4.375%, 3/19/24	375	368
		2,187

Electric Utilities—2.4%
American Transmission Systems, Inc. 144A 2.650%, 1/15/32(3)	102	84
Dominion Energy, Inc.
Series C 4.350%(4)	309	259
Series C 2.250%, 8/15/31	200	159
DTE Electric Co. Series A 4.050%, 5/15/48	120	100
Duke Energy Florida LLC
2.500%, 12/1/29	143	122
2.400%, 12/15/31	250	204
Duke Energy Progress LLC 3.450%, 3/15/29	330	304
Edison International Series B 5.000% (4)	248	207
Enel Finance International N.V. 144A 5.500%, 6/15/52(3)	575	471
Eversource Energy 4.200%, 6/27/24	450	445
Jersey Central Power & Light Co.
6.150%, 6/1/37	270	264
144A 2.750%, 3/1/32(3)	106	86
MidAmerican Energy Co. 4.250%, 7/15/49	50	42
Narragansett Electric Co. (The) 144A 5.638%, 3/15/40(3)	203	195
New York State Electric & Gas Corp. 144A 2.150%, 10/1/31(3)	255	199
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(3)	240	190
Northern States Power Co. 4.500%, 6/1/52	690	625
Pacific Gas & Electric Co.
4.500%, 12/15/41	25	18
4.950%, 7/1/50	215	167
PacifiCorp.
2.900%, 6/15/52	30	19
5.350%, 12/1/53	650	643
Pennsylvania Electric Co.
6.150%, 10/1/38	95	95
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Electric Utilities—continued
144A 4.150%, 4/15/25(3)	$ 327	$ 314
Southern California Edison Co. 2.750%, 2/1/32	132	110
Virginia Electric & Power Co. Series A 3.800%, 4/1/28	145	137
Wisconsin Public Service Corp. 2.850%, 12/1/51	133	85
		5,544

Entertainment—0.2%
Warnermedia Holdings, Inc. 144A 5.050%, 3/15/42(3)	510	390
Equity Real Estate Investment Trusts (REITs)—0.8%
Alexandria Real Estate Equities, Inc. 2.950%, 3/15/34	550	446
AvalonBay Communities, Inc. 1.900%, 12/1/28	420	351
Boston Properties LP 3.400%, 6/21/29	500	431
Invitation Homes Operating Partnership LP 2.300%, 11/15/28	395	327
Kimco Realty Corp. 2.700%, 10/1/30	507	413
		1,968

Food & Beverage—0.2%
PepsiCo, Inc.
3.900%, 7/18/32	400	377
2.875%, 10/15/49	200	143
		520

Healthcare-Products—0.1%
PerkinElmer, Inc. 2.250%, 9/15/31	262	205
Healthcare-Services—0.1%
Centene Corp. 2.450%, 7/15/28	308	260
Insurance—0.7%
Athene Global Funding 144A 3.205%, 3/8/27(3)	135	120
Chubb INA Holdings, Inc. 3.050%, 12/15/61	149	96
	Par Value	Value

Insurance—continued
Corebridge Financial, Inc. 144A 3.650%, 4/5/27(3)	$ 260	$ 242
Global Atlantic Fin Co. 144A 3.125%, 6/15/31(3)	755	554
Massachusetts Mutual Life Insurance Co. 144A 5.077%, 2/15/69(3)	345	307
Metropolitan Life Insurance Co. 144A 7.800%, 11/1/25(3)	215	229
New York Life Insurance Co. 144A 4.450%, 5/15/69(3)	80	66
		1,614

Internet—0.2%
Netflix, Inc.
4.875%, 4/15/28	275	266
5.875%, 11/15/28	87	88
		354

Media—0.2%
Charter Communications Operating LLC 5.375%, 4/1/38	145	121
Paramount Global
3.450%, 10/4/26	180	165
6.375%, 3/30/62	345	282
		568

Miscellaneous Manufacturing—0.1%
Parker-Hannifin Corp. 4.250%, 9/15/27	210	204
Multi-National—0.9%
International Bank for Reconstruction & Development (SOFR + 0.370%) 4.473%, 2/11/31(2)	2,000	1,983
Oil, Gas & Consumable Fuels—0.6%
Aker BP ASA 144A 3.100%, 7/15/31(3)	265	217
Boston Gas Co. 144A 3.150%, 8/1/27(3)	480	431
BP Capital Markets America, Inc. 3.060%, 6/17/41	112	83
Continental Resources, Inc. 144A 2.875%, 4/1/32(3)	158	117
EQT Corp. 144A 3.125%, 5/15/26(3)	370	340
Hess Corp. 7.125%, 3/15/33	180	194
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Petroleos Mexicanos 6.700%, 2/16/32	$ 67	$ 53
		1,435

Paper & Forest Products—0.1%
Suzano Austria GmbH 3.750%, 1/15/31	190	159
Pharmaceuticals—0.1%
CVS Health Corp.
4.300%, 3/25/28	87	84
2.700%, 8/21/40	285	197
		281

Pipelines—0.6%
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	205	232
Energy Transfer LP
6.500%, 2/1/42	150	148
Series G 7.125%(4)	215	180
NGPL PipeCo LLC
144A 3.250%, 7/15/31(3)	80	65
144A 7.768%, 12/15/37(3)	60	62
Northern Natural Gas Co. 144A 3.400%, 10/16/51(3)	109	73
Plains All American Pipeline LP Series B 8.716% (2)(4)	175	151
Targa Resources Partners LP
6.875%, 1/15/29	152	153
5.500%, 3/1/30	285	268
		1,332

Retail—0.1%
Lowe’s Cos., Inc. 4.250%, 4/1/52	150	119
Semiconductors—0.3%
Broadcom, Inc. 144A 3.137%, 11/15/35(3)	377	277
NXP B.V. 2.500%, 5/11/31	660	520
		797

Software—0.3%
Autodesk, Inc. 2.400%, 12/15/31	442	353
Microsoft Corp.
3.500%, 11/15/42	275	230
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Software—continued
2.525%, 6/1/50	$ 170	$ 112
		695

Telecommunications—0.3%
T-Mobile USA, Inc. 3.875%, 4/15/30	700	634
Transportation—0.2%
GATX Corp. 1.900%, 6/1/31	575	424
Water Utilities—0.1%
American Water Capital Corp. 4.450%, 6/1/32	285	273
Total Corporate Bonds and Notes (Identified Cost $39,452)		34,780

	Shares
Common Stocks—12.9%
Auto Components—0.0%
Cie Generale des Etablissements Michelin SCA	660	18
NGK Spark Plug Co., Ltd.	900	17
		35

Banks—0.9%
AMMB Holdings Bhd	57,700	54
Bank Hapoalim BM	6,472	58
Bank Leumi Le-Israel BM	9,182	77
Bank Mandiri Persero Tbk PT	880,800	562
Bank of China Ltd. Class H	395,000	144
BDO Unibank, Inc.	47,448	90
China Construction Bank Corp. Class H	154,000	96
CTBC Financial Holding Co., Ltd.	121,000	87
HDFC Bank Ltd. ADR	5,803	397
ICICI Bank Ltd. Sponsored ADR	2,203	48
Japan Post Bank Co., Ltd.	15,000	129
Oversea-Chinese Banking Corp., Ltd.	1,600	15
Postal Savings Bank of China Co., Ltd. Class H	66,000	41
RHB Bank Bhd	39,200	52
Sumitomo Mitsui Trust Holdings, Inc.	2,100	73
Tisco Financial Group PCL Foreign Shares	11,100	32
Yapi ve Kredi Bankasi AS	63,545	40
		1,995

Beverages—0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	27,811	101
	Shares	Value

Beverages—continued
Coca-Cola Co. (The)	2,108	$ 134
Coca-Cola Icecek AS	2,999	33
PepsiCo, Inc.	919	166
Suntory Beverage & Food Ltd.	2,800	96
		530

Biotechnology—0.9%
3SBio, Inc.	23,500	25
Amgen, Inc.	2,245	590
BioNTech SE ADR	104	16
Gilead Sciences, Inc.	5,776	496
Incyte Corp.(5)	2,134	171
Regeneron Pharmaceuticals, Inc. Registered shares(5)	601	433
Vertex Pharmaceuticals, Inc.(5)	1,317	380
		2,111

Capital Markets—0.0%
TMX Group Ltd.	507	51
Chemicals—0.6%
Air Products & Chemicals, Inc.	1,089	336
Albemarle Corp.	1,319	286
Daicel Corp.	6,100	45
Fufeng Group Ltd.	80,000	49
Linde plc	789	257
Osaka Soda Co. Ltd.	1,000	29
Sociedad Quimica y Minera de Chile S.A. Sponsored ADR	3,361	268
		1,270

Commercial Services & Supplies—0.1%
Waste Connections, Inc.	1,237	164
Waste Management, Inc.	1,097	172
		336

Communications Equipment—0.2%
Cisco Systems, Inc.	6,543	312
Motorola Solutions, Inc.	277	71
Nokia Oyj	6,109	28
		411

Construction & Engineering—0.0%
Ackermans & van Haaren N.V.	351	60
Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. Class B(5)	495	153
Plus500 Ltd.	1,264	27
Yuanta Financial Holding Co., Ltd.	30,900	22
		202

	Shares	Value

Diversified Telecommunication Services—0.5%
AT&T, Inc.	6,455	$ 119
Deutsche Telekom AG Registered Shares	15,201	303
Elisa Oyj	2,239	119
Koninklijke KPN NV	20,862	64
KT Corp. Sponsored ADR(5)	3,340	45
Nippon Telegraph & Telephone Corp.	9,788	281
NOS SGPS S.A	6,577	27
Orange S.A.	16,269	162
Swisscom AG Registered Shares	132	72
Telefonica Deutschland Holding AG	30,022	74
		1,266

Electric Utilities—0.4%
American Electric Power Co., Inc.	2,067	196
Duke Energy Corp.	2,104	217
Evergy, Inc.	1,443	91
FirstEnergy Corp.	2,000	84
Hawaiian Electric Industries, Inc.	1,228	51
Iberdrola S.A.	3,343	39
NextEra Energy, Inc.	3,102	259
Power Assets Holdings Ltd.	14,000	77
		1,014

Electrical Equipment—0.4%
Bloom Energy Corp. Class A(5)	12,608	241
Generac Holdings, Inc.(5)	1,055	106
Plug Power, Inc.(5)	11,343	140
Sunrun, Inc.(5)	6,149	148
Vestas Wind Systems A/S	10,100	294
		929

Electronic Equipment, Instruments & Components—0.2%
Canon Marketing Japan, Inc.	2,400	55
Delta Electronics, Inc.	33,000	307
Keysight Technologies, Inc.(5)	602	103
Landis+Gyr Group AG(5)	450	32
		497

Energy Equipment & Services—0.3%
Baker Hughes Co.	8,120	240
Schlumberger Ltd.	6,416	343
		583

Entertainment—0.1%
Activision Blizzard, Inc.	1,278	98
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Shares	Value

Entertainment—continued
Square Enix Holdings Co. Ltd.	600	$ 28
Take-Two Interactive Software, Inc.(5)	542	56
		182

Equity Real Estate Investment—0.0%
American Tower Corp.	280	59
STAG Industrial, Inc.	1,281	42
		101

Food & Staples Retailing—0.4%
Carrefour S.A.	2,271	38
Costco Wholesale Corp.	356	163
Kesko Oyj Class B	2,560	57
Koninklijke Ahold Delhaize N.V.	6,488	186
Loblaw Cos., Ltd.	1,790	158
Sheng Siong Group Ltd.	25,500	31
Walmart, Inc.	2,191	311
		944

Food Products—1.3%
Campbell Soup Co.	961	55
Conagra Brands, Inc.	17,194	665
Flowers Foods, Inc.	1,975	57
General Mills, Inc.	9,677	811
Hershey Co. (The)	3,017	699
Indofood CBP Sukses Makmur Tbk PT	57,800	37
Kellogg Co.	2,077	148
Kuala Lumpur Kepong Bhd	7,400	38
MEIJI Holdings Co. Ltd.	1,600	82
Mondelez International, Inc. Class A	2,000	133
Nestle S.A. Registered Shares	1,716	199
Nissin Foods Holdings Co. Ltd.	700	56
PPB Group Bhd	6,400	25
Sino Grandness Food Industry Group Ltd.(5)(6)	77,400	—
Thai Union Group PCL Foreign Shares	37,700	18
Wilmar International Ltd.	8,700	27
		3,050

Gas Utilities—0.2%
Northwest Natural Holding Co.	1,038	49
Osaka Gas Co., Ltd.	7,000	114
Tokyo Gas Co. Ltd.	13,000	256
		419

	Shares	Value

Healthcare Equipment & Supplies—0.2%
Abbott Laboratories	1,637	$ 180
Becton Dickinson & Co.	259	66
QuidelOrtho Corp.(5)	611	52
ResMed, Inc.	339	71
		369

Healthcare Providers & Services—0.6%
Cigna Corp.	2,378	788
CVS Health Corp.	326	30
Elevance Health, Inc.	55	28
Galenica AG	608	50
Humana, Inc.	259	133
Laboratory Corp. of America Holdings	119	28
Premier, Inc. Class A	1,431	50
Quest Diagnostics, Inc.	482	75
UnitedHealth Group, Inc.	243	129
		1,311

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp.	492	130
Household Durables—0.0%
Haseko Corp.	3,000	34
Sekisui House Ltd.	3,200	57
		91

Independent Power Producers & Energy Traders—0.1%
Concord New Energy Group Ltd.	400,000	35
Electric Power Development Co. Ltd.	1,200	19
Sunnova Energy International, Inc.(5)	8,486	153
		207

Insurance—0.4%
Assicurazioni Generali SpA	3,074	55
Chubb Ltd.	1,683	371
DB Insurance Co., Ltd.	1,086	56
F&G Annuities & Life, Inc.(5)	45	1
Genworth Financial, Inc. Class A(5)	10,649	56
Hyundai Marine & Fire Insurance Co., Ltd.	1,980	46
Japan Post Holdings Co., Ltd.	12,500	106
Marsh & McLennan Cos., Inc.	499	83
Samsung Fire & Marine Insurance Co., Ltd.	412	65
	Shares	Value

Insurance—continued
Willis Towers Watson plc	202	$ 50
		889

Interactive Media & Services—0.0%
Alphabet, Inc. Class A(5)	1,031	91
Internet & Direct Marketing Retail—0.0%
Amazon.com, Inc.(5)	438	37
IT Services—0.4%
Accenture plc Class A	323	86
Amdocs Ltd.	556	51
Automatic Data Processing, Inc.	470	112
Digital China Holdings Ltd.	33,000	16
Mastercard, Inc. Class A	773	269
Paychex, Inc.	1,937	224
VeriSign, Inc.(5)	395	81
		839

Life Sciences Tools & Services—0.1%
Danaher Corp.	719	191
Thermo Fisher Scientific, Inc.	164	90
		281

Machinery—0.1%
Chart Industries, Inc.(5)	1,599	184
Marine—0.1%
Kuehne + Nagel International AG Registered Shares	506	118
Metals & Mining—0.3%
Dundee Precious Metals, Inc.	8,500	41
First Quantum Minerals, Ltd.	8,989	188
Franco-Nevada Corp.	1,143	156
Norsk Hydro ASA	30,276	226
Yamato Kogyo Co. Ltd.	1,800	62
		673

Multiline Retail—0.0%
Takashimaya Co., Ltd.	5,000	70
Multi-Utilities—0.4%
Ameren Corp.	1,081	96
CMS Energy Corp.	1,768	112
Consolidated Edison, Inc.	1,824	174
Dominion Energy, Inc.	2,546	156
National Grid plc	7,585	92
NiSource, Inc.	2,113	58
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Shares	Value

Multi-Utilities—continued
WEC Energy Group, Inc.	1,697	$ 159
		847

Oil, Gas & Consumable Fuels—0.3%
Cheniere Energy, Inc.	1,839	276
Cosmo Energy Holdings Co., Ltd.	600	16
Repsol S.A.	2,011	32
Valero Energy Corp.	2,362	299
		623

Pharmaceuticals—1.1%
Bristol-Myers Squibb Co.	2,148	154
Eli Lilly & Co.	836	306
Johnson & Johnson	1,176	208
Merck & Co., Inc.	8,496	943
Merck KGaA	298	58
Novartis AG Registered Shares	1,708	154
Novo Nordisk A/S Class B	705	95
Ono Pharmaceutical Co. Ltd.	5,200	122
Pfizer, Inc.	4,017	206
Roche Holding AG	612	192
Sanofi	1,217	117
		2,555

Professional Services—0.0%
Booz Allen Hamilton Holding Corp. Class A	875	91
Road & Rail—0.0%
Kintetsu Group Holdings Co. Ltd.	2,300	76
Semiconductors & Semiconductor Equipment—0.4%
ASE Technology Holding Co. Ltd. ADR	9,862	62
Enphase Energy, Inc.(5)	1,578	418
QUALCOMM, Inc.	509	56
SolarEdge Technologies, Inc.(5)	1,030	292
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	596	44
	Shares	Value

Semiconductors & Semiconductor Equipment—continued
United Microelectronics Corp.(5)	55,000	$ 73
		945

Software—0.5%
Cadence Design Systems, Inc.(5)	2,863	460
Descartes Systems Group, Inc. (The)(5)	728	51
Intuit, Inc.	212	82
Microsoft Corp.	952	228
Oracle Corp.	2,653	217
Roper Technologies, Inc.	41	18
Synopsys, Inc.(5)	269	86
		1,142

Specialty Retail—0.3%
AutoZone, Inc.(5)	76	188
Home Depot, Inc. (The)	671	212
Murphy USA, Inc.	133	37
O’Reilly Automotive, Inc.(5)	262	221
Shimamura Co., Ltd.	600	60
		718

Technology Hardware, Storage & Peripherals—0.3%
Apple, Inc.	3,902	507
FUJIFILM Holdings Corp.	1,379	69
Lenovo Group Ltd.	68,000	56
Lite-On Technology Corp.	39,000	81
		713

Trading Companies & Distributors—0.2%
ITOCHU Corp.	5,900	186
Mitsui & Co., Ltd.	3,700	109
Nippon Steel Trading Corp.	500	35
Sojitz Corp.	3,400	65
Solar A/S Class B	173	16
Sumitomo Corp.	4,200	70
		481

Transportation Infrastructure—0.0%
Kamigumi Co., Ltd.	2,200	45
	Shares	Value

Wireless Telecommunication Services—0.2%
Axiata Group Bhd	68,800	$ 48
KDDI Corp.	4,400	133
SoftBank Corp.	16,300	185
Turkcell Iletisim Hizmetleri AS	33,834	69
		435

Total Common Stocks (Identified Cost $28,324)		29,947

Affiliated Mutual Funds—23.1%
Virtus NFJ Global Sustainability Fund Institutional Shares(7)(8)	3,287,132	46,579
Virtus Duff & Phelps Water Fund Institutional Shares(7)(8)	387,463	6,780
Total Affiliated Mutual Funds (Identified Cost $65,431)		53,359

Exchange-Traded Funds—5.0%
iShares ESG Aware MSCI USA ETF(8)	82,681	7,007
iShares Trust iShares ESG Aware MSCI EAFE ETF(8)	53,959	3,547
iShares, Inc. iShares ESG Aware MSCI EM ETF(8)	36,917	1,110
Total Exchange-Traded Funds (Identified Cost $13,316)		11,664

Total Long-Term Investments—79.4% (Identified Cost $208,814)		183,902

See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Shares	Value

Short-Term Investment—14.3%
Money Market Mutual Fund—14.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.033%)(8)	33,181,126	$ 33,181
Total Short-Term Investment (Identified Cost $33,181)		33,181

TOTAL INVESTMENTS—93.7% (Identified Cost $241,995)		$217,083
Other assets and liabilities, net—6.3%		14,550
NET ASSETS—100.0%		$231,633

Abbreviations:
ACES	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BIST	Borsa Istanbul
BNP	BNP Paribas
BTP	Italian Buonie
CDX.NA.HY	Markit’s North American High Yield CDX Index
CDX.NA.IG	Credit Default Swap Index North American Investment Grade
CLO	Collateralized Loan Obligation
DAX	Deutsche Boerse AG German Stock Index
DJ	Dow Jones
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
IBEX	Spanish Stock Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
Foreign Currencies:
AUD	Australian Dollar
JPY	Japanese Yen

Footnote Legend:
(1)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(2)	Variable rate security. Rate disclosed is as of December 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities amounted to a value of $15,914 or 6.9% of net assets.
(4)	No contractual maturity date.
(5)	Non-income producing.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Affiliated company.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
ICE	Intercontinental Exchange
Country Weightings†
United States	89%
Japan	3
Cayman Islands	2
Australia	1
Germany	1
Netherlands	1
Switzerland	1
Other	2
Total	100%
† % of total investments as of December 31, 2022.
Exchange-traded futures contracts as of December 31, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
FTSE China Index Future	January 2023	24	$314	$2	$—
BIST 30 Index Future	February 2023	42	141	3	—
Bovespa Index Future	February 2023	72	303	1	—
2 Year U.S. Treasury Note Future	March 2023	90	18,457	—	(36)
30 Year U.S. Treasury Bond Future	March 2023	19	2,382	—	(25)
5 Year U.S. Treasury Note Future	March 2023	46	4,965	—	(28)
Australian Dollar Future	March 2023	12	819	7	—
DJ U.S. Real Estate Index Future	March 2023	140	4,617	—	(217)
Euro Currency Future	March 2023	23	3,092	—	(4)
FTSE 100 Index Future	March 2023	1	90	—	—
FTSE/JSE Future	March 2023	19	757	—	(28)
Japanese Yen Future	March 2023	12	1,156	13	—
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
Exchange-traded futures contracts as of December 31, 2022 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
MSCI EAFE Index Future	March 2023	139	$13,548	$—	$(240)
MSCI Emerging Index Future	March 2023	131	6,284	—	(92)
New Zealand Dollar Future	March 2023	18	1,142	3	—
S&P 500® E-Mini Index Future	March 2023	188	31,744	—	(1,433)
SPI 200 Index Future	March 2023	2	238	—	(8)
TOPIX Index Future	March 2023	1	144	—	(5)
U.S. Treasury Ultra Bond Future	March 2023	12	1,612	—	(52)
				$29	$(2,168)
Short Contracts:
IBEX 35 Index Future	January 2023	(3)	(263)	—	—
10 Year Australian Bond Future	March 2023	(39)	(3,072)	13	—
10 Year Canadian Bond Future	March 2023	(13)	(1,177)	1	—
10 Year Euro-Bund Future	March 2023	(9)	(1,281)	76	—
10 Year Japanese Bond Future	March 2023	(17)	(18,842)	209	—
10 Year U.K. Gilt Future	March 2023	(17)	(2,053)	93	—
10 Year U.S. Treasury Note Future	March 2023	(96)	(10,780)	125	—
10 Year U.S. Treasury Ultra Bond Future	March 2023	(45)	(5,323)	121	—
3 Year Australian Bond Future	March 2023	(200)	(14,543)	124	—
British Pound Future	March 2023	(25)	(1,888)	25	—
Canadian Dollar Future	March 2023	(7)	(517)	—	(3)
DAX Mini Index Future	March 2023	(5)	(374)	3	—
Euro-BTP Future	March 2023	(9)	(1,049)	66	—
Euro-OAT Future	March 2023	(10)	(1,363)	72	—
FTSE/MIB Index Future	March 2023	(1)	(127)	1	—
S&P 500® E-Mini Index Future	March 2023	(34)	(6,564)	212	—
S&P Future	March 2023	(3)	(518)	—	—
XAP Consumer Staples Future	March 2023	(63)	(4,765)	99	—
				1,240	(3)
Total				$1,269	$(2,171)

Centrally cleared credit default swaps - buy protection(1) outstanding as of December 31, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.NA.IG.38(3)	Quarterly	ICE	1.000%	06/20/27	$9,700	$(102)	$(106)	$4	$—
Total						$(102)	$(106)	$4	$—

Centrally cleared credit default swaps - sell protection(4) outstanding as of December 31, 2022 was as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.N.A..HY.38(5)	Quarterly	ICE	5.000%	6/20/27	$1,089	$22	$(10)	$33	$—
Total						$22	$(10)	$33	$—

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Markit CDX.NA.IG Index, is comprised of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings as published by Markit® from time to time.
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(5)	CDX.NA.HY is composed of 100 liquid North American entities with high yield credit ratings as published by Markit® from time to time.
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$14,866	$—	$14,866	$—
Corporate Bonds and Notes	34,780	—	34,780	—
Foreign Government Securities	4,896	—	4,896	—
Mortgage-Backed Securities	19,387	—	19,387	—
U.S. Government Securities	15,003	—	15,003	—
Equity Securities:
Common Stocks	29,947	29,947	—	—(1)
Affiliated Mutual Funds	53,359	53,359	—	—
Exchange-Traded Funds	11,664	11,664	—	—
Money Market Mutual Fund	33,181	33,181	—	—
Other Financial Instruments:
Futures Contracts	1,269	1,269	—	—
Centrally Cleared Credit Default Swap	22	—	22	—
Total Assets	218,374	129,420	88,954	—(1)
Liabilities:
Other Financial Instruments:
Futures Contracts	(2,171)	(2,171)	—	—
Centrally Cleared Credit Default Swap	(102)	—	(102)	—
Total Liabilities	(2,273)	(2,171)	(102)	—
Total Investments	$216,101	$127,249	$88,852	$—(1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2022.
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.